UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/ Kevin G. Kern
        -------------------------
Title:   Compliance Officer
        -------------------------
Phone:   201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     11/29/2005
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          183
                                         -----------
Form 13F Information Table Value Total:     $133,155
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ACE Insurance                  ORD              G0070K103      221    4700          Sole               4700      0    0
Advanced Auto Parts            COM              00751Y106       63    1650          Sole               1650      0    0
Aegon                          ORD AMER REG     007924103       32    2168          Sole               2168      0    0
Aetna                          COM              00817Y108      361    4200          Sole               4200      0    0
Agree Realty                   COM              008492100      858   30392          Sole              30392      0    0
AIG                            COM              026874107     1241   20041          Sole              20041      0    0
All State                      COM              020002101       11     200          sole                200      0    0
Alliance Capital               UNIT LTD PARTN   01855A101     5964  124648          Sole             124648      0    0
Allied Capital                 COM              01903Q108      695   24290          Sole              24290      0    0
Altria Group                   COM              02209S103      847   11500          Sole              11500      0    0
American Airlines              COM              001765106       16    1500          Sole               1500      0    0
American Capital               COM              024937104      279    7625          Sole               7625      0    0
American Financial             COM              02607P305       71    5000          Sole               5000      0    0
Amerisource Bergen             COM              03073E105      297    3850          Sole               3850      0    0
Ameritrade                     COM              03074K100       32    1500          Sole               1500      0    0
Amgen                          COM              031162100      140    1766          Sole               1766      0    0
AMLI Residential               SH BEN INT       001735109      128    4000          Sole               4000      0    0
AmSouth Bank                   COM              032165102     3606  142782          Sole             142782      0    0
Apartment Investment           CL A             03748R101     1359   35068          Sole              35068      0    0
Arbor Realty                   COM              038923108     1676   59655          Sole              59655      0    0
Arden Realty                   COM              039793104      631   15350          Sole              15350      0    0
Arrow Electronics              COM              042735100      404   12900          Sole              12900      0    0
Arthur J. Gallagher            COM              363576109      116    4050          Sole               4050      0    0
Aspen Insurance                SHS              G05384105      773   26162          Sole              26162      0    0
Associated Bank                COM              045487105      288    9450          Sole               9450      0    0
Associated Estates             COM              045604105     1340  136749          Sole             136749      0    0
Atmel                          COM              049513104       57   27800          Sole              27800      0    0
Avnet                          COM              053807103      823   33700          Sole              33700      0    0
Bank of America                COM              060505104     2002   47568          Sole              47568      0    0
Bank United                    CL A             06652B103      225    9875          Sole               9875      0    0
Brandywine                     SH BEN INT NEW   105368203      129    4150          Sole               4150      0    0
C.N.A. Financial               COM              126117100       74    2500          Sole               2500      0    0
Cablevision                    CL A NY CABLVS   12686C109      864   28203          Sole              28203      0    0
Car America                    COM              144418100      122    3400          Sole               3400      0    0
Cardinal Health                COM              14149Y108      393    6200          Sole               6200      0    0
Carnival Cruise Lines          PAIRED CTF       143658300       16     325          Sole                325      0    0
Cendant                        COM              151313103     2215  107322          Sole             107322      0    0
Cigna                          COM              125509109       47     400          Sole                400      0    0
Cisco                          COM              17275R102       48    2700          Sole               2700      0    0
Citigroup                      COM              172967101     2609   57336          Sole              57336      0    0
Claire's Stores                COM              179584107     1983   82213          Sole              82213      0    0
Colonial Bank                  COM              195493309      628   28077          Sole              28077      0    0
Colonial Properties            COM SH BEN INT   195872106     1034   23255          Sole              23255      0    0
Comerica                       COM              200340107       35     600          Sole                600      0    0
Commercial Net Lease           COM              202218103       26    1300          Sole               1300      0    0
Compass Bank                   COM              20449H109     1551   33850          Sole              33850      0    0
Con Edison                     COM              209115104       17     357          Sole                357      0    0
Conoco Phillips                COM              20825C104       25     365          Sole                365      0    0
Continental Airlines           CL B             210795308      146   15190          Sole              15190      0    0
Corning                        COM              219350105       31    1655          Sole               1655      0    0
Countrywide Financial          COM              222372104      296    8998          Sole               8998      0    0
Cracker Barrell                COM              12489V106      256    7625          Sole               7625      0    0
Crescent Realty                COM              225756105     1734   84563          Sole              84563      0    0
Crown Cork                     COM              228368106      159   10000          Sole              10000      0    0
CTS                            COM              126501105      963   79588          Sole              79588      0    0
Diamond Offshore               COM              25271C102      153    2500          Sole               2500      0    0
Direct General                 COM              25456W204        9     500          Sole                500      0    0
DTE Energy                     COM              233331107       18     400          Sole                400      0    0
East Group                     COM              277276101      258    5900          Sole               5900      0    0
ElkCorp                        COM              287456107      293    8200          Sole               8200      0    0
Enbridge Equity                SHS UNITS LLI    29250X103     1415   25614          Sole              25614      0    0
Enbridge Equity Partners       COM              29250R106      251    4520          Sole               4520      0    0
Enterprise Products            COM              293792107      355   14132          Sole              14132      0    0
Equity Inns                    COM              294703103     4663  345426          Sole             345426      0    0
E-Trade Financial              COM              269246104     3964  225232          Sole             225232      0    0
Exxon Mobil                    COM              30231G102      681   10730          Sole              10730      0    0
Fannie Mae                     COM              313586109     1238   27634          Sole              27634      0    0
Felcor Lodging                 COM              31430F101      726   47925          Sole              47925      0    0
First Horizon                  COM              320517105     1522   41874          Sole              41874      0    0
First Industrial               COM              32054K103     1714   42803          Sole              42803      0    0
First Merit                    COM              337915102      112    4200          Sole               4200      0    0
Flextronics                    ORD              Y2573F102     1480  115215          Sole             115215      0    0
Fox & Hound                    COM              351321104     1459  143376          Sole             143376      0    0
Freddie Mac                    COM              313400301     1547   27407          Sole              27407      0    0
Freeport-McMoran               CL B             35671D857       13     278          Sole                278      0    0
General Electric               COM              369604103      227    6743          Sole               6743      0    0
General Growth Prop            COM              370021107      438    9750          Sole               9750      0    0
Glenborough                    COM              37803P105     1417   73852          Sole              73852      0    0
Glimscher Realty               SH BEN INT       379302102     2174   88869          Sole              88869      0    0
Health Care Properties         COM              421915109      283   10521          Sole              10521      0    0
Health Care REIT               COM              42217K106     1127   30401          Sole              30401      0    0
Healthcare Realty              COM              421946104      250    6250          Sole               6250      0    0
Helen of Troy                  COM              G4388N106      422   20475          Sole              20475      0    0
Hersha Hospitalities           SH BEN INT       427825104     2476  249444          Sole             249444      0    0
Hewitt                         COM              42822Q100      398   14600          Sole              14600      0    0
Highwoods                      COM              431284108     1151   39015          Sole              39015      0    0
Hilb Rogal & Hobbs             COM              431294107      100    2700          Sole               2700      0    0
Home Depot                     COM              437076102      777   20377          Sole              20377      0    0
Hormel                         COM              440452100      489   14825          Sole              14825      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1635   38160          Sole              38160      0    0
HRPT Properties                COM SH BEN INT   40426W101     1446  116527          Sole             116527      0    0
Humana                         COM              444859102      885   18495          Sole              18495      0    0
IBM                            COM              459200101       32     400          Sole                400      0    0
Imperial Chemical              ADR NEW          452704505       63    3000          Sole               3000      0    0
Innskeepers                    COM              4576J0104     1215   78652          Sole              78652      0    0
International Bank             COM              459044103       60    2030          Sole               2030      0    0
Johnson & Johnson              COM              478160104      126    2000          Sole               2000      0    0
JP Morgan Chase                COM              46625H100      765   22551          Sole              22551      0    0
Keithley Instruments           COM              487584104      429   29400          Sole              29400      0    0
KeyCorp                        COM              493267108      256    7960          Sole               7960      0    0
Kinder Morgan                  COM              49455P101     1898   19740          Sole              19740      0    0
Kinder Morgan MGMT             SHS              49455U100     1459   29450          Sole              29450      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      369    7000          Sole               7000      0    0
Laboratory Holdings            COM NEW          50540R409      228    4700          Sole               4700      0    0
Lexington Properties           COM              529043101      164    7000          Sole               7000      0    0
Lowes                          COM              548661107      408    6350          Sole               6350      0    0
Lucent                         COM              549463107       47   14692          Sole              14692      0    0
Mack Cali                      COM              554489104      121    2700          Sole               2700      0    0
Maguire Properties             COM              559775101      187    6250          Sole               6250      0    0
Marine Pete                    UNIT BEN INT     568423107       33    1200          Sole               1200      0    0
Marsh & McLennan               COM              571748102     2251   74083          Sole              74083      0    0
Max Re Capital                 SHS              G6052F103      594   24000          Sole              24000      0    0
MBNA                           COM              55262L100     1496   60744          Sole              60744      0    0
Medco                          COM              58405U102       61    1119          Sole               1119      0    0
MEMC Electronics               COM              552715104      170    7500          Sole               7500      0    0
Meristar                       COM              58984Y103     1503  164662          Sole             164662      0    0
Merrill Lynch                  COM              590188108      144    2350          Sole               2350      0    0
Microsoft                      COM              594918104       25    1000          Sole               1000      0    0
Mid-America Apartments         COM              59522J103       79    1700          Sole               1700      0    0
Mills Corp                     COM              601148109      181    3300          Sole               3300      0    0
Montpelier Re                  SHS              G62185106       58    2350          Sole               2350      0    0
Motorola                       COM              620076109      176    8000          Sole               8000      0    0
National City                  COM              635405103     1981   59250          Sole              59250      0    0
National Health Investors      COM              63633D104       27    1000          Sole               1000      0    0
Nationwide Health              COM              638620104      597   25641          Sole              25641      0    0
Ninetowns Digital              SPONSORED ADR    654407105        6    1375          Sole               1375      0    0
North Fork Bank                COM              659424105     1021   40052          Sole              40052      0    0
Northern Borders               UNIT LTD PARTN   664785102     1346   28145          Sole              28145      0    0
Nvidia                         COM              67066G104       99    2900          Sole               2900      0    0
NVR                            COM              62944T105      212     240          Sole                240      0    0
Oriental Financial             COM              68618W100      435   35551          Sole              35551      0    0
Overstock.com                  COM              690370101     1035   27010          Sole              27010      0    0
Park Electrochemical           COM              700416209        9     350          Sole                350      0    0
Partner Re                     COM              G6852T105     1895   29595          Sole              29595      0    0
Pennsylvania REIT              SH BEN INT       709102107       18     430          Sole                430      0    0
Peoples Bank                   COM              710198102      629   21727          Sole              21727      0    0
Pepsico                        COM              713448108       22     400          Sole                400      0    0
Perry Ellis                    COM              288853104     1743   80210          Sole              80210      0    0
Pfizer                         COM              717081103      341   13675          Sole              13675      0    0
PHH                            COM NEW          693320202       53    1955          Sole               1955      0    0
Pitney Bowes                   COM              724479100      155    3723          Sole               3723      0    0
PNC Bank                       COM              693475105       81    1403          Sole               1403      0    0
Posco                          SPONSORED ADR    693483109       87    1550          Sole               1550      0    0
Prentiss Properties            SH BEN INT       740706106      184    4550          Sole               4550      0    0
ProQuest                       COM              74346P102      256    7075          Sole               7075      0    0
Providian                      COM              74406A102      958   54210          Sole              54210      0    0
PXRE Group                     COM              G73018106      196   14621          Sole              14621      0    0
Qualcomm                       COM              747525103       53    1200          Sole               1200      0    0
Quest Diagnostics              COM              74834L100      101    2000          Sole               2000      0    0
Regions Financial              COM              7591EP100     3311  106424          Sole             106424      0    0
Republic Bank                  COM              760282103       17    1210          Sole               1210      0    0
Royal Carribbean               COM              V7780T103      496   11501          Sole              11501      0    0
Ruby Tuesday                   COM              781182100      661   30401          Sole              30401      0    0
Sea Containers                 CL A             811371707     2153  183768          Sole             183768      0    0
Senior Housing                 SH BEN INT       81721M109      747   39335          Sole              39335      0    0
Service Corp                   COM              817565104       41    5000          Sole               5000      0    0
Sovereign Bank                 COM              845905108      835   37903          Sole              37903      0    0
St. Paul Company               COM              792860108      820   18288          Sole              18288      0    0
Student Loan                   COM              863902102     1420    5995          Sole               5995      0    0
Sunrise Assisted               COM              86768K106       73    1100          Sole               1100      0    0
Tanger Factory                 COM              875465106      545   19600          Sole              19600      0    0
Target                         COM              87612E106       10     200          Sole                200      0    0
Teppco                         UT LTD PARTNR    872384102      326    8050          Sole               8050      0    0
Tom Online                     ADR REG S        889728200      233   11875          Sole              11875      0    0
Town & Country                 SH BEN INT       892081100      162    5600          Sole               5600      0    0
TrustStreet Properties         COM              898404108     2822  180355          Sole             180355      0    0
Tyco                           COM              902124106      794   28541          Sole              28541      0    0
Unilever                       SPON ADR NEW     904767704     1453   34425          Sole              34425      0    0
United Auto Group              COM              909440109     1126   34087          Sole              34087      0    0
United Health                  COM              91324P102       85    1524          Sole               1524      0    0
UnumProvident                  COM              91529Y106     1740   84919          Sole              84919      0    0
US Bancorp                     COM NEW          902973304       28    1000          Sole               1000      0    0
Valero Energy                  COM              91913Y100     1230   10881          Sole              10881      0    0
VF Corp                        COM              918204108       98    1700          Sole               1700      0    0
Waddell & Reed                 CL A             930059100     2182  112720          Sole             112720      0    0
WalMart                        COM              931142103      109    2500          Sole               2500      0    0
Warwick Valley                 COM              936750108       22    1000          Sole               1000      0    0
Washington Mutual              COM              939322103     2203   56173          Sole              56173      0    0
Willis Group                   SHS              G96655108       54    1450          Sole               1450      0    0
Winston Hotels                 COM              97563A102     1260  126032          Sole             126032      0    0
WR Berkley                     COM              084423102      349    8850          Sole               8850      0    0
XL Capital                     CLA              G98255105       83    1225          Sole               1225      0    0
Zimmer Holdings                COM              98956P102        6     100          Sole                100      0    0